UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 9/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares	Security	Value

	MUTUAL FUNDS (RIC's) - 15.83%
	Fixed Income - 7.17%
30,725	Angel Oak Multi-Strategy Income Fund	$ 373,622
48	Blackstone / GSO Strategic Credit Fund	805
27	First Trust High Income Long/Short Fund	461
4,300	Nuveen Mortgage Opportunity Term Fund	102,211
5,800	PIMCO Dynamic Income Fund	183,048
65,060	PIMCO Income Fund	822,359
9,825	PIMCO Mortgage Opportunities Fund	109,063
3,147	RiverPark Short Term High Yield Fund	31,282
		1,622,851
	Income - 8.66%
7	Brookfield Mortgage Opportunity Income Fund, Inc.	119
1,500	iShares Nasdaq Biotechnology ETF	410,445
2,000	iShares Transportation Average ETF	301,800
45,787	Legg Mason BW Alternative Credit Fund	505,031
650	SPDR S&P Biotech ETF	101,381
2,700	Vanguard Consumer Staples ETF	317,223
7,800	Vanguard FTSE Emerging Markets ETF	325,338
		1,961,337
	TOTAL MUTUAL FUNDS
	(Cost $3,592,018)	3,584,188

	COMMON STOCKS - 69.99%
	Advertising - 0.88%
2,900	Omnicom Group, Inc.	199,694

	Aerospace/Defense - 0.78%
3,019	M/A-COM Technology Solutions Holdings, Inc. +	65,935
1,700	Triumph Group, Inc.	110,585
		176,520
	Airlines - 0.43%
900	Copa Holdings SA	96,561

	Auto Parts & Equipment - 0.13%
1,000	Cooper Tire & Rubber Co.	28,700

	Banks - 3.77%
5,200	Citigroup, Inc.	269,464
7,100	Bank of New York Mellon Corp.	274,983
1,400	Bank of the Ozarks, Inc.	44,128
5,100	Wells Fargo & Co.	264,537
		853,112
	Beverages - 2.72%
2,750	Diageo PLC	317,350
3,200	PepsiCo, Inc.	297,888
		615,238
	Building Materials - 0.20%
8,400	Builders FirstSource, Inc. +	45,780

	Chemicals - 3.18%
2,000	Celanese Corp.	117,040
4,200	Monsanto Co.	472,542
225	NewMarket Corp.	85,729
1,800	Olin Corp.	45,450
		720,761

Shares	Security	Value
	Commercial Services - 2.64%
3,470	Automatic Data Processing, Inc.	$ 288,288
4,200	MasterCard, Inc.	310,464
		598,752
	Computers - 3.91%
3,750	Apple, Inc.	377,813
2,000	International Business Machines Corp.	379,660
3,000	Lexmark International, Inc.	127,500
		884,973
	Diversified Financial Companies - 1.25%
3,600	T Rowe Price Group, Inc.	282,240

	Electric - 0.52%
3,100	Brookfield Infastructure Partners LP	117,800

	Electronics - 1.64%
6,700	TE Connectivity Ltd.	370,443

	Food - 2.01%
4,400	Nestle SA	323,972
14,500	Orkla ASA	131,660
		455,632
	Healthcare-Products - 3.70%
1,700	Hospira, Inc.	88,451
6,700	Medtronic, Inc.	415,065
4,000	Procter & Gamble Co.	334,960
		838,476
	Healthcare-Services - 2.30%
1,100	Centene Corp.	90,981
900	HealthSouth Corp.	33,210
4,600	UnitedHealth Group, Inc.	396,750
		520,941
	Holding Companies - 0.33%
4,500	Steel Partners Holdings LP	74,745

	Home Builders - 0.18%
1,600	MDC Holdings, Inc.	40,512

	Insurance - 5.06%
5,200	American International Group, Inc.	280,904
1,800	Arch Capital Group Ltd.	98,496
2,000	Berkshire Hathaway, Inc., Class B +	276,280
2,700	Chubb Corp.	245,916
900	PartnerRE Ltd.	98,901
2,000	Progressive Corp.	50,560
2,300	Willis Group Holdings, PLC	95,220
		1,146,277
	Internet - 1.46%
700	Amazon.com, Inc.	225,708
3,700	Liberty Interactive Corp.	105,524
		331,232
	Investment Companies - 0.50%
2,200	Oaktree Capital Group LLC	112,420

	Machinery-Diversified - 2.46%
2,500	AG Growth International, Inc.	99,450
800	Cognex Corp.	32,216
3,400	Deere & Co.	278,766
1,000	Roper Industries, Inc.	146,290
		556,722

Shares	Security	Value
	Media - 3.50%
4,036	Reed Elsevier PLC	$ 260,039
1,800	Scripps Networks Interactive, Inc.	140,562
6,000	Twenty-First Century Fox, Inc,	205,740
2,100	Walt Disney Co.	186,963
		793,304
	Mining - 0.88%
15,200	Eldorado Gold Corp.	102,448
2,000	Franco-Nevada Corp.	97,760
		200,208
	Miscellaneous Manufacturing - 2.42%
1,900	3M Co.	269,192
10,900	General Electric Co.	279,258
		548,450
	Oil & Gas - 6.45%
4,800	Exxon Mobil Corp	451,440
9,700	Imperial Oil, Ltd.	458,034
4,200	Occidental Petroleum Corp.	403,830
6,100	WPX Energy, Inc. +	146,766
		1,460,070
	Oil & Gas Services - 0.15%
2,000	Enerflex, Ltd.	34,189

	Pharmaceuticals - 4.22%
6,900	BioScrip, Inc.	47,679
1,300	Endo International PLC	88,842
3,800	Johnson & Johnson	405,042
4,400	Novartis AG	414,172
		955,735
	Real Estate - 1.10%
900	Jones Lang LaSalle, Inc.	113,706
1,100	Kennedy-Wilson Holdings, Inc.	26,356
1,700	WP Carey, Inc.	108,409
		248,471
	Retail - 2.13%
2,500	Home Depot, Inc.	229,350
2,300	McDonald's Corp.	218,063
400	PriceSmart, Inc.	34,256
		481,669
	Semiconductors - 2.11%
1,500	Lam Research Corp. +	112,050
4,900	Qualcomm, Inc.	366,373
		478,423
	Software - 3.90%
3,200	Aspen Technology, Inc. +	120,704
8,100	Microsoft Corp.	375,516
10,100	Oracle Corp.	386,628
		882,848
	Telecommunications - 1.80%
16,200	Cisco Systems, Inc.	407,754

	Transportation - 1.28%
1,800	FedEx Corp.	290,610

	TOTAL COMMON STOCKS
	(Cost $14,307,283)	15,849,262

	PREFERRED STOCK - 1.04%
	Diversified Financial Services - 1.04%
8,000	Federal Home Loan Mortgage Corp., 8.375%, Perpetual	82,400
11,000	Federal National Mortgage Association, 8.25%, Perpetual	101,200
2,000	Merrill Lynch Preferred Capital Trust V, 7.28%, Perpetual	51,580
	TOTAL PREFERRED STOCK	235,180
	(Cost $249,748)

Principal		Value
	CORPORATE BONDS - 6.28%
	Banks - 0.38%
15,000	Goldman Sachs Group Inc., 5.375%, 3/15/2020	$ 16,712
70,000	Royal Bank of Scotland Goup PLC, 5.05%, 1/8/2015	70,670
		87,382
	Building Materials - 0.47%
100,000	USG Corp., 6.30%, 11/15/2016	105,875

	Diversified Financial Companies - 0.93%
58,000	E*Trade Financial Corp., 6.75%, 6/1/2016	61,335
75,000	Jefferies Group, LLC, 5.50%, 3/15/2016	79,775
67,000	Nuveen Investments, Inc., 5.50%, 9/15/2015	69,345
		210,455

	Diversified Holding Companies - 0.33%
70,000	Leucadia National Corp., 8.125%, 9/15/2015	74,673

	Home Builders - 0.79%
75,000	K Hovnanian Enterprises, Inc., 11.875%, 10/15/2015	81,375
40,000	KB Home, 9.10%, 9/15/2017	45,400
50,000	Toll Brothers Finance Corp., 5.15%, 5/15/2015	51,250
		178,025
	Household Products/Wares - 0.22%
50,000	Central Garden and Pet Co., 8.25%, 3/1/2018	51,125

	Insurance - 0.84%
45,000	MBIA, Inc., 7.00%, 12/15/2025	47,925
60,000	MGIC Investment Corp., 5.375%, 11/1/2015	61,650
75,000	ProAssurance Corp., 5.3%, 11/15/2023	81,057
		190,632
	Internet - 0.14%
32,000	Google, Inc., 3.375%, 2/25/2024	32,731

	Iron/Steel - 0.24%
50,000	United States Steel Corp., 6.05%, 6/1/2017	53,375

	Media - 0.15%
35,000	iHeartCommunications, Inc.,6.875%, 6/15/2018	33,206

	Mining - 0.70%
75,000	Kinross Gold Corp., 3.625%, 9/1/2016	77,657
75,000	Newmont Mining Corp., 5.125%, 10/1/2019	81,532
		159,189
	Oil & Gas - 0.23%
50,000	Petrobras International Finance, Co., 3.875%, 1/27/2016	51,300

	Retail - 0.75%
30,000	Gap, Inc. (The), 5.95%, 4/12/2021	34,165
65,000	Macy's Retail Holdings, Inc., 7.875%, 8/15/2036	71,586
15,000	Sears Holdings Corp., 6.625%, 10/15/2018	13,500
50,000	Toys R Us Property Co II, LLC, 8.50%, 12/1/2017	50,625
		169,876
	Telecommunications - 0.11%
24,000	Cincinnati Bell, Inc., 8.75%, 3/15/2018	24,936

	TOTAL CORPORATE BONDS
	(Cost $1,390,414)	1,422,780

	U.S. GOVERNMENT & AGENCIES - 0.45%
	U.S. Government & Agencies - 0.45%
18,000	Fannie Mae CMO 2002-33 Class MM,6.25%, 6/25/2032	19,691
1,722	Fannie Mae CMO 2005-44 Class PE, 5.00%, 7/25/2033	1,722
80,000	United States Treasury Note, 2.5%, 5/15/2024	80,060
	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $101,242)	101,473

	Principal			Value
		MUNICIPAL BONDS - NON-TAXABLE - 1.26%
	50,000	Buckeye Tobacco Settlement Financing Authority, 5.125%, 6/1/2024		41,905
	25,000	Commonwealth of Puerto Rico, 5.00%, 7/1/2019		21,203
	45,000	Florida State Dept. of Environmental Protection, 5.456%, 7/1/2019		50,279
	125,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 7/1/2015		115,825
	25,000	Tobacco Settlement Financing Authority, 5%, 6/1/2047		16,718
	50,000	University of Puerto Rico, 5.00%, 6/1/2016		39,892
		TOTAL MUNICIPAL BONDS (Cost $288,942)		285,822

		REITs - 1.99%
	5,600	Crown Castle International Corp.
		(Cost $413,876)		450,968

		WARRANTS - 1.27%
	7,200	Capital One Financial Corp., Expiration date - 11/18/2014
		(Cost $267,829)		288,288

		TOTAL INVESTMENTS
		(Cost $20,611,352)(a)	98.11%	$ 22,217,961
		Other assets in excess of liabilities	1.89%	427,281

		TOTAL NET ASSETS	100.00%	$ 22,645,242

	RIC - Regulated Investment Company
	REIT - Real Estate Investment Trust
+	Non-income producing securities.
(a)

 Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $20,635,289 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$1,744,940
			Unrealized depreciation:	(162,268)
			Net unrealized appreciation:	$1,582,672

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2014 for the Fund’s assets and liabilities measured at fair value:

	Assets (A)	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 15,849,262	$ -	$ -	$ 15,849,262
	Corporate Bonds	-	1,422,780	-	1,422,780
	Mutual Funds	3,584,188	-	-	3,584,188
	Municipal Bond- Non-Taxable	-	285,822	-	285,822
	Preferred Stock	235,180	-	-	235,180
	REITs	450,968	-	-	450,968
	U.S. Government and Agencies	-	101,473	-	101,473
	Warrants	288,288	-	-	288,288
	Total	$ 20,407,886	$ 1,810,075	$ -	$ 22,217,961

(a)	For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

	There were no transfers into or out of Level 1 And Level 2 during the current period presented.
	It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
	The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/28/2014

By (Signature and Title)

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

11/28/2014